Finance expense and income	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Finance expense and income
8.	Finance expense and income
The finance expense and income included in the income statement are as follows:

	2024			2023
Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Interest income/(expense)	(1 753)	293	(1 460)	(1 855)	225	(1 630)
Net interest on net defined benefit liabilities	(45)	-	(45)	(42)	-	(42)
Accretion expense	(382)	-	(382)	(385)	-	(385)
Net interest income on Brazilian tax credits	-	61	61	-	78	78
Other financial results	(534)	4	(530)	(622)	82	(540)
Finance income/(expense) excluding exceptional items	(2 715)	358	(2 357)	(2 905)	385	(2 520)
Exceptional finance income/(expense)	(573)	43	(530)	(703)	-	(703)
Finance income/(expense)	(3 287 )	401	(2 887 )	(3 608 )	385	(3 223 )
Net finance expenses, excluding exceptional items, were 2 357m US dollar in the six-month
period ended 30 June 2024 compared to 2 520m US dollar in the six-month
period ended 30 June 2023.
In the
six-month
period ended 30 June 2024, accretion expense includes interest on lease liabilities of 76m US dollar (30 June 2023: 75m US dollar), unwind of discounts on payables and deferred consideration on acquisitions of 247m US dollar (30 June 2023: 262m US dollar), bond fees of 32m US dollar (30 June 2023: 30m US dollar) and interest on provisions of 27m US dollar (30 June 2023: 18m US dollar).
Interest expense is presented net of the effect
of
interest
rate
derivative instruments hedging AB InBev’s interest rate risk – see also Note 19
Risks arising from financial instruments
.
Other financial results include:

	2024			2023
Million US dollar	Finance expense	Finance income	Net	Finance expense	Finance income	Net

Net foreign exchange gains/(losses)	(162)	-	(162)	(149)	-	(149)
Net gains/(losses) on hedging instruments	(209)	-	(209)	(354)	-	(354)
Hyperinflation monetary adjustments	(29)	-	(29)	-	66	66
Other financial income/(expense), including bank fees and taxes	(134)	4	(130)	(119)	16	(103)
Other financial results	(534)	4	(530)	(622)	82	(540)
Exceptional finance income/(expense) includes:

•
(507)m US dollar loss resulting from
mark-to-market
adjustments on derivative instruments related to the hedging of share-based payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (30 June 2023: (703)m US dollar loss);

•	(66)m US dollar loss resulting from the impairment of financial investments; and
•	43m US dollar gain related to the completion of tender offers of notes issued by the company and certain of its subsidiaries.
No interest income was recognized on impaired financial assets.